Variable Interest Entities - Summary of Sale and Leaseback Arrangements (Details) $ in Millions	Dec. 31, 2019 USD ($) rig
Variable Interest Entity [Line Items]
Number of semi submersible rigs under sale leaseback arrangements | rig	2
West Taurus
Variable Interest Entity [Line Items]
Sale value	$ 850
First repurchase option	418
Last repurchase option	154
West Hercules
Variable Interest Entity [Line Items]
Sale value	850
First repurchase option	580
Last repurchase option	138
West Linus
Variable Interest Entity [Line Items]
Sale value	600
First repurchase option	370
Last repurchase option	170
Repurchase obligation	$ 86